Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt, excluding credit facility borrowings	$ 21,696	$ 20,864
Long-term debt	22,747	21,535
Less: Deferred financing costs and debt discounts	(138)	(139)
Less: Current installments of long-term debt	(1,037)	(705)
Long-term debt less current portion and deferred financing costs and debt discounts	21,572	20,691
Long-term credit facility borrowings
Debt Instrument [Line Items]
Long-term debt	1,051	671
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	(601)	(312)
Credit facility | Long-term credit facility borrowings
Debt Instrument [Line Items]
Long-term debt	$ 1,051	$ 671